UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
July 26, 2007 to August 27, 2007

Commission File Number of issuing entity: 333-141145-04

Chase Mortgage Finance Trust Series 2007-S4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141145

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A1			X
A2			X
A3			X
A4			X
A5			X
A6			X
A7			X
A8			X
A9			X
A10			X
A11			X
A12			X
A13			X
A14			X
A15			X
A16			X
A17			X
A18			X
A19			X
AP			X
AR			X
AX			X
M			X
B1			X
B2			X
B3			X
B4			X
B5			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

Part I -- DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On August 27, 2007 a distribution was made to holders of Chase Mortgage Finance Trust Series 2007-S4.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II -- OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S4, relating to the August 27, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation (Depositor)

By: /s/ Bruce J. Friedman
Bruce J. Friedman
Title: Vice President

Date: September 4, 2007

EXHIBIT INDEX

Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S4, relating to the August 27, 2007 distribution.

Chase Mortgage Finance Trust, Series 2007-S4
August 27, 2007

Table of Contents

Distribution Report	2
Factor Report	3
Exchangeable Certificates Distribution Report	4
Exchangeable Certificates Factor Report	4
Delinquency by Group	6
Delinquency Trend Group	6
Bankruptcy Group Report	7
Foreclosure Group Report	7
REO Group Report	7
REO Property Scheduled Balance	8
Realized Loss Group Report	9
Certificate Interest Shortfall Detail	10
Investor Supplemental Report	11

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
August 27, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	570,000,000.00	565,947,353.48	3,114,676.05	2,829,736.77	5,944,412.82	0.00	0.00	562,832,677.43
A2	125,000,000.00	124,111,261.73	683,042.99	620,556.31	1,303,599.30	0.00	0.00	123,428,218.74
A3	5,140,600.00	5,104,050.81	28,090.01	25,520.25	53,610.26	0.00	0.00	5,075,960.80
A4	57,000,000.00	56,520,622.02	829,493.45	278,835.07	1,108,328.52	0.00	0.00	55,691,128.57
A6	600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A7	25,000.00	25,250.63	0.00	0.00	0.00	0.00	126.25	25,376.88
A8	12,600,000.00	12,600,000.00	0.00	63,000.00	63,000.00	0.00	0.00	12,600,000.00
A9	3,173,000.00	3,173,000.00	0.00	15,865.00	15,865.00	0.00	0.00	3,173,000.00
A12	27,000,000.00	27,000,000.00	0.00	135,000.00	135,000.00	0.00	0.00	27,000,000.00
A16	51,380,000.00	51,380,000.00	0.00	256,900.00	256,900.00	0.00	0.00	51,380,000.00
AP	2,941,918.00	2,934,769.87	41,360.28	0.00	41,360.28	0.00	0.00	2,893,409.59
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M	21,806,000.00	21,775,256.30	15,613.03	108,876.28	124,489.31	0.00	0.00	21,759,643.27
B1	5,340,100.00	5,332,571.14	3,823.49	26,662.86	30,486.35	0.00	0.00	5,328,747.65
B2	3,560,100.00	3,555,080.70	2,549.02	17,775.40	20,324.42	0.00	0.00	3,552,531.68
B3	1,780,000.00	1,777,490.42	1,274.47	8,887.45	10,161.92	0.00	0.00	1,776,215.95
B4	890,000.00	888,745.22	637.24	4,443.73	5,080.97	0.00	0.00	888,107.98
B5	1,780,105.36	1,777,595.64	1,274.55	8,887.98	10,162.53	0.00	0.00	1,776,321.09
TOTALS	890,016,923.36	883,903,047.96	4,721,834.58	4,400,947.10	9,122,781.68	0.00	126.25	879,181,339.63
A5	57,000,000.00	56,520,622.02	0.00	3,768.04	3,768.04	0.00	0.00	55,691,128.57
AX	28,013,042.00	27,676,580.81	0.00	138,382.90	138,382.90	0.00	0.00	27,578,126.39

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
August 27, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
A1	161629AA8	992.89009383	5.46434395	4.96445047	10.42879442	987.42574988	6.000000%
A2	161629AB6	992.89009384	5.46434392	4.96445048	10.42879440	987.42574992	6.000000%
A3	161629AC4	992.89009260	5.46434463	4.96444968	10.42879430	987.42574797	6.000000%
A4	161629AD2	991.58986000	14.55251667	4.89184333	19.44436000	977.03734333	5.920000%
A6	161629AF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
A7	161629AG5	1,010.02520000	0.00000000	0.00000000	0.00000000	1,015.07520000	6.000000%
A8	161629AH3	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A9	161629AJ9	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A12	161629AM2	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A16	161629AR1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
AP	161629AW0	997.57024839	14.05895066	0.00000000	14.05895066	983.51129773	0.000000%
AR	161629AX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
M	161629AY6	998.59012657	0.71599697	4.99295056	5.70894754	997.87412960	6.000000%
B1	161629AZ3	998.59012753	0.71599596	4.99295144	5.70894740	997.87413157	6.000000%
B2	161629BA7	998.59012387	0.71599674	4.99294964	5.70894638	997.87412713	6.000000%
B3	161629BB5	998.59012360	0.71599438	4.99294944	5.70894382	997.87412921	6.000000%
B4	161629BC3	998.59013483	0.71600000	4.99295506	5.70895506	997.87413483	6.000000%
B5	161629BD1	998.59012840	0.71599695	4.99295165	5.70894860	997.87413145	6.000000%
TOTALS		993.13060770	5.30533123	4.94479036	10.25012159	987.82541832
A5	161629AE0	991.58986000	0.00000000	0.06610597	0.06610597	977.03734333	0.080000%
AX	161629AV2	987.98912342	0.00000000	4.93994547	4.93994547	984.47453118	6.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
August 27, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A10	51,380,000.00	51,380,000.00	0.00	235,491.67	235,491.67	0.00	0.00	51,380,000.00
A13	51,380,000.00	51,380,000.00	0.00	240,843.75	240,843.75	0.00	0.00	51,380,000.00
A14	51,380,000.00	51,380,000.00	0.00	246,195.83	246,195.83	0.00	0.00	51,380,000.00
A15	51,380,000.00	51,380,000.00	0.00	251,547.92	251,547.92	0.00	0.00	51,380,000.00
A17	59,000,000.00	59,000,000.00	0.00	295,000.00	295,000.00	0.00	0.00	59,000,000.00
A18	411,600,000.00	407,547,353.48	3,114,676.05	2,037,736.77	5,152,412.82	0.00	0.00	404,432,677.43
A19	99,400,000.00	99,400,000.00	0.00	497,000.00	497,000.00	0.00	0.00	99,400,000.00
TOTALS	775,520,000.00	771,467,353.48	3,114,676.05	3,803,815.94	6,918,491.99	0.00	0.00	768,352,677.43
A11	4,281,666.00	4,281,666.00	0.00	21,408.33	21,408.33	0.00	0.00	4,281,666.00

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A10	161629AK6	1,000.00000000	0.00000000	4.58333340	4.58333340	1,000.00000000	5.500000%	A10
A13	161629AN0	1,000.00000000	0.00000000	4.68750000	4.68750000	1,000.00000000	5.625000%	A13
A14	161629AP5	1,000.00000000	0.00000000	4.79166660	4.79166660	1,000.00000000	5.750000%	A14
A15	161629AQ3	1,000.00000000	0.00000000	4.89583340	4.89583340	1,000.00000000	5.875000%	A15
A17	161629AS9	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%	A17
A18	161629AT7	990.15392002	7.56724016	4.95076961	12.51800977	982.58667986	6.000000%	A18
A19	161629AU4	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%	A19
TOTALS		994.77428497	4.01624207	4.90485860	8.92110067	990.75804290		TOTALS
A11	161629AL4	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%	A11

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
August 27, 2007

Total Scheduled Principal Amounts	634,051.43
Class AP Scheduled Principal Amount	2,390.38
Non-PO Scheduled Principal Amount	631,661.05

Total Unscheduled Principal Amounts	4,087,656.90
Class AP Unscheduled Principal Amount	38,969.90
Non-PO Unscheduled Principal Amount	4,048,687.00

One Month CPR	5.414252%

Total Repurchase Proceeds	0.00
Class AP Repurchase Proceeds	0.00
Total Net Liquidation Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	883,903,048.39
Class AP Beginning Principal Balance	2,934,770.29

Total Ending Principal Balance of Mortgage Loans	879,181,340.06
Class AP Ending Principal Balance	2,893,410.01

Aggregate Amount of Servicer Advances	226,961.50
Aggregate Amount of Recovered Servicer Advances	308,222.58

Aggregate Number of Outstanding Mortgage Loans	1,344.00

Aggregate Weighted Average Coupon	6.423950%
Aggregate Weighted Average Remaining Term	356

Total Gross Interest	4,731,790.55
Total Servicing Fees	188,566.01

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
August 27, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group

Group 1
Category	Number	Principal Balance	Percentage
1 Month	11	6,627,847.72	0.0075387
2 Month	7	3,508,403.34	0.0039905
3 Month	0	0.00	0
Total	18	10,136,251.06	0.0115292

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
August 27, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
Total	0	0.00	0.00%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
Total	0	0.00	0.00%

Number and Aggregate Principal Amounts of REO Loans

REO Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
Total	0	0.00	0.00%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
August 27, 2007

REO Property Scheduled Balance

Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
August 27, 2007

Realized Loss Group Report

Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	879,181,340.06	0.00	0.00
TOTAL	0.00	0.00	879,181,340.06	0.00	0.00

Current Period Realized Losses	0.00
Cumulative Realized Losses	0.00

Fraud Loss Amount	26,700,508.00
Bankruptcy Loss Amount	380,096.00
Special Hazard Loss Amount	8,900,169.00

Class A Principal Balance	848,796,308.54
Class AP Principal Balance	2,934,769.87
Non-PO Class A Principal Balance	845,861,538.67
Class M Principal Balance	21,775,256.30
Class B Principal Balance	13,331,483.12

Class A Percentage	96.028214%
Class AP Percentage	0.332024%
Non-PO Class A Percentage	96.014983%
Class M Percentage	2.463534%
Class B Percentage	1.508252%

Non-PO Class A Prepayment Percentage	100.0000%

Original Credit Support M	1.50%
Original Credit Support B1	0.90%
Original Credit Support B2	0.50%
Original Credit Support B3	0.30%
Original Credit Support B4	0.20%

Current Credit Support M	1.51%
Current Credit Support B1	0.90%
Current Credit Support B2	0.50%
Current Credit Support B3	0.30%
Current Credit Support B4	0.20%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
August 27, 2007

Certificate Interest Shortfall Detail

	Aggregate Outstanding Interest Shortfalls	Compensating Interest Shortfalls	Relief Act Interest Shortfalls
Class A1	0.00	0.00	0.00
Class A2	0.00	0.00	0.00
Class A3	0.00	0.00	0.00
Class A4	0.00	0.00	0.00
Class A5	0.00	0.00	0.00
Class A6	0.00	0.00	0.00
Class A7	0.00	0.00	0.00
Class A8	0.00	0.00	0.00
Class A9	0.00	0.00	0.00
Class A10	0.00	0.00	0.00
Class A11	0.00	0.00	0.00
Class A12	0.00	0.00	0.00
Class A13	0.00	0.00	0.00
Class A14	0.00	0.00	0.00
Class A15	0.00	0.00	0.00
Class A16	0.00	0.00	0.00
Class A17	0.00	0.00	0.00
Class A18	0.00	0.00	0.00
Class A19	0.00	0.00	0.00
Class AR	0.00	0.00	0.00
Class AX	0.00	0.00	0.00
Class M	0.00	0.00	0.00
Class B1	0.00	0.00	0.00
Class B2	0.00	0.00	0.00
Class B3	0.00	0.00	0.00
Class B4	0.00	0.00	0.00
Class B5	0.00	0.00	0.00
xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
Total	0.00	0.00	0.00

Yield Maintenance Agreement Amounts Received
Class A4	0.00

Reserve Fund - Per Yield Maintenance Agreements
Deposit Total In the Reserve Fund	0.00
Withdrawal Total From the Reserve Fund	0.00

ADDITIONAL POOL PERFORMANCE INFORMATION
Material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.	NO

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
August 27, 2007

Material breaches of pool asset representations or warranties or transaction covenants.	NO

Material changes as to methodology regarding calculations of delinquencies and charge-offs	NO

New issuance of asset-backed securities backed by the same asset pool, or any pool asset changes	NO

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition
or pool selection criteria or procedures, as applicable,used to originate, acquire or select the new pool assets	NO

Copyright 2007 Bank of New York & Co. All rights reserved.